SCHEDULE OF FAIR VALUE OF PRIVATE WARRANTS (Details) - Private Warrants [Member]	May 28, 2024 $ / shares
IfrsStatementLineItems [Line Items]
Time to expiry (year)	3 years
Spot price (pre-recapitalization)	$ 2,252
Risk-free rate	4.75%
Dividend yield	0.00%
Volatility	41.33%